Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 23,459,776	$ 51,441,652
Federal funds sold and overnight deposits	5,000	6,635
Total cash and cash equivalents	23,464,776	51,448,287
Securities held-to-maturity (fair value $30,289,000 at December 31, 2011 and $38,157,000 at December 31, 2010)	29,702,159	37,440,714
Securities available-for-sale	66,098,917	21,430,436
Restricted equity securities, at cost	4,308,550	4,308,550
Loans held-for-sale	2,285,567	2,363,938
Loans	386,386,472	389,068,859
Allowance for loan losses	(3,886,502)	(3,727,935)
Unearned net loan fees	7,251	(74,351)
Net loans	382,507,221	385,266,573
Bank premises and equipment, net	12,715,226	12,791,971
Accrued interest receivable	1,700,600	1,789,621
Bank owned life insurance	4,063,246	3,933,331
Core deposit intangible	1,704,346	2,130,432
Goodwill	11,574,269	11,574,269
Other real estate owned (OREO)	90,000	1,210,300
Prepaid expense - Federal Deposit Insurance Corporation (FDIC)	1,131,861	1,533,157
Other assets	11,558,779	8,711,070
Total assets	552,905,517	545,932,649
Deposits:
Demand, non-interest bearing	62,745,782	55,570,893
NOW	123,493,475	108,957,174
Money market funds	71,408,069	73,470,728
Savings	59,284,631	56,461,370
Time deposits, $100,000 and over	51,372,782	52,014,363
Other time deposits	86,088,570	91,717,735
Total deposits	454,393,309	438,192,263
Federal funds purchased and other borrowed funds	18,010,000	33,010,000
Repurchase agreements	21,645,446	19,107,815
Capital lease obligations	833,467	834,839
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	4,217,886	2,773,063
Total liabilities	511,987,108	506,804,980
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31, 2011 and 2010, and 4,938,262 and 4,834,615 shares issued at December 31, 2011 and 2010, respectively (including 24,324 and 19,312 shares issued February 1, 2012 and 2011, respectively)	12,345,655	12,086,538
Additional paid-in capital	27,410,049	26,718,403
Retained earnings	1,151,751	368,848
Accumulated other comprehensive income	133,731	76,657
Less: treasury stock, at cost; 210,101 shares at December 31, 2011 and 2010	(2,622,777)	(2,622,777)
Total shareholders' equity	40,918,409	39,127,669
Total liabilities and shareholders' equity	$ 552,905,517	$ 545,932,649